EMPLOYEE BENEFIT PLANS, Assumed Health Care Cost Trend Rates and Estimated Future Benefit Payments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Pension Benefits [Member]
Estimated future benefit payments [Abstract]
2011	$ 19
2012	20
2013	20
2014	21
2015	21
2016-2020	122
Other Post-retirement Benefits [Member]
Effect of one-percentage point change in assumed health care cost trend rates [Abstract]
Effect of one percentage point increase on total of service and interest cost components	1	0	0
Effect of one percentage point increase on post-retirement benefit obligation	8	5	5
Effect of one percentage point decrease on total of service and interest cost components	0	0	0
Effect of one percentage point decrease on post-retirement benefit obligation	(6)	(4)	(4)
Estimated future benefit payments [Abstract]
2011	4
2012	4
2013	4
2014	4
2015	5
2016-2020	24
Non-qualified Benefit Plans [Member]
Estimated future benefit payments [Abstract]
2011	3
2012	1
2013	2
2014	1
2015	2
2016-2020	$ 11